Warrants (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2021 Years $ / shares	Dec. 31, 2020 Years $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.82%	1.00%
Market price | $ / shares	$ 3.30	$ 5.50
Expected volatility	79.00%	71.00%
Expected dividend yield
Expected life (years) | Years	7.0	4.2
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.51%	0.27%
Market price | $ / shares	$ 2.67	$ 3.72
Expected volatility	92.00%	83.00%
Expected dividend yield
Expected life (years) | Years	2.5	2